BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - The business combination and asset acquisition costs (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of purchase price:
Goodwill		$ 11,073,216		$ 4,745,357	$ 3,801,357	$ 435,588
Allocation of purchase price:
Property and equipment		27,724,372		25,822,140	16,226,168
Intangible assets		67,792,977		46,616,982	17,303,595
Goodwill		11,073,216		4,745,357	3,801,357	$ 435,588
TOTAL ASSETS		831,774,778		610,710,026	443,277,571
Contract liabilities - current		24,098,372		19,541,253	16,961,712
Total liabilities		712,853,514		493,389,285	332,816,854
Renewal rights to the collector insurance policies
Allocation of purchase price:
Goodwill					3,365,769
Asset Acquisition, Consideration Transferred [Abstract]
Cash	$ 2,480,634		$ 2,480,634		11,275,000
Fair value of non-cash consideration			7,191,259		3,925,000
Total consideration	$ 9,671,892		9,671,892		15,200,000
Allocation of purchase price:
Intangible assets			9,710,228		11,815,000
Goodwill					3,365,769
TOTAL ASSETS			9,710,228		15,214,885
Accrued expenses			38,336
Contract liabilities - current					14,885
Total liabilities			38,336		14,885
Estimated fair value of net assets acquired			$ 9,671,892		$ 15,200,000
Amelia Island Concours d'Elegance event
Business Combination, Consideration Transferred [Abstract]
Cash		$ 8,449,763		$ 2,944,056
Fair value of non-cash consideration		3,767,305		9,191,259
Total consideration		$ 12,217,069		$ 12,135,315
Allocation of purchase price:
Property and equipment		397,850
Intangible assets		5,571,518		11,266,228
Goodwill		6,333,273		944,000
Total assets acquired		12,302,641		12,272,151
Liabilities assumed
Accrued expenses				38,336
Contract liabilities - current		85,572		98,500
Total liabilities assumed		85,572		136,836
Estimated fair value of net assets acquired		12,217,069		12,135,315
Allocation of purchase price:
Goodwill		$ 6,333,273		$ 944,000